UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class I : FSIRX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.70%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$496,352,300
Number of Holdings	406
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.8
AAA - 0.0
AA - 0.0
A - 0.7
BBB - 2.8
BB - 6.1
B - 14.9
CCC,CC,C - 2.1
Not Rated - 5.2
Equities - 41.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.4
Inflation-Protected Debt - 23.9
Commodities & Related Investments - 14.9
Commodity Equities - 14.1
Real Estate Income - 11.5
REITs - 8.5
Global Infrastructure Equities - 1.3
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 3.6
Brazil - 0.9
United Kingdom - 0.8
South Africa - 0.7
Finland - 0.5
Zambia - 0.4
Netherlands - 0.3
Sweden - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.6
US Treasury Bonds	4.7
Exxon Mobil Corp	1.1
Prologis Inc	1.0
Equinix Inc	0.9
Shell PLC	0.8
Wheaton Precious Metals Corp	0.8
Ventas Inc	0.7
Welltower Inc	0.7
44.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915557.100    1490-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class M : FSRTX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$496,352,300
Number of Holdings	406
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.8
AAA - 0.0
AA - 0.0
A - 0.7
BBB - 2.8
BB - 6.1
B - 14.9
CCC,CC,C - 2.1
Not Rated - 5.2
Equities - 41.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.4
Inflation-Protected Debt - 23.9
Commodities & Related Investments - 14.9
Commodity Equities - 14.1
Real Estate Income - 11.5
REITs - 8.5
Global Infrastructure Equities - 1.3
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 3.6
Brazil - 0.9
United Kingdom - 0.8
South Africa - 0.7
Finland - 0.5
Zambia - 0.4
Netherlands - 0.3
Sweden - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.6
US Treasury Bonds	4.7
Exxon Mobil Corp	1.1
Prologis Inc	1.0
Equinix Inc	0.9
Shell PLC	0.8
Wheaton Precious Metals Corp	0.8
Ventas Inc	0.7
Welltower Inc	0.7
44.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915556.100    1489-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Strategic Real Return Fund Fidelity® Strategic Real Return Fund Class K6 : FSRKX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.51%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$496,352,300
Number of Holdings	406
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.8
AAA - 0.0
AA - 0.0
A - 0.7
BBB - 2.8
BB - 6.1
B - 14.9
CCC,CC,C - 2.1
Not Rated - 5.2
Equities - 41.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.4
Inflation-Protected Debt - 23.9
Commodities & Related Investments - 14.9
Commodity Equities - 14.1
Real Estate Income - 11.5
REITs - 8.5
Global Infrastructure Equities - 1.3
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 3.6
Brazil - 0.9
United Kingdom - 0.8
South Africa - 0.7
Finland - 0.5
Zambia - 0.4
Netherlands - 0.3
Sweden - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.6
US Treasury Bonds	4.7
Exxon Mobil Corp	1.1
Prologis Inc	1.0
Equinix Inc	0.9
Shell PLC	0.8
Wheaton Precious Metals Corp	0.8
Ventas Inc	0.7
Welltower Inc	0.7
44.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915560.100    5020-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class Z : FIQDX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.61%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$496,352,300
Number of Holdings	406
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.8
AAA - 0.0
AA - 0.0
A - 0.7
BBB - 2.8
BB - 6.1
B - 14.9
CCC,CC,C - 2.1
Not Rated - 5.2
Equities - 41.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.4
Inflation-Protected Debt - 23.9
Commodities & Related Investments - 14.9
Commodity Equities - 14.1
Real Estate Income - 11.5
REITs - 8.5
Global Infrastructure Equities - 1.3
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 3.6
Brazil - 0.9
United Kingdom - 0.8
South Africa - 0.7
Finland - 0.5
Zambia - 0.4
Netherlands - 0.3
Sweden - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.6
US Treasury Bonds	4.7
Exxon Mobil Corp	1.1
Prologis Inc	1.0
Equinix Inc	0.9
Shell PLC	0.8
Wheaton Precious Metals Corp	0.8
Ventas Inc	0.7
Welltower Inc	0.7
44.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915559.100    3262-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class A : FSRAX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.95%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$496,352,300
Number of Holdings	406
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.8
AAA - 0.0
AA - 0.0
A - 0.7
BBB - 2.8
BB - 6.1
B - 14.9
CCC,CC,C - 2.1
Not Rated - 5.2
Equities - 41.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.4
Inflation-Protected Debt - 23.9
Commodities & Related Investments - 14.9
Commodity Equities - 14.1
Real Estate Income - 11.5
REITs - 8.5
Global Infrastructure Equities - 1.3
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 3.6
Brazil - 0.9
United Kingdom - 0.8
South Africa - 0.7
Finland - 0.5
Zambia - 0.4
Netherlands - 0.3
Sweden - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.6
US Treasury Bonds	4.7
Exxon Mobil Corp	1.1
Prologis Inc	1.0
Equinix Inc	0.9
Shell PLC	0.8
Wheaton Precious Metals Corp	0.8
Ventas Inc	0.7
Welltower Inc	0.7
44.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915554.100    1486-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class C : FCSRX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.70%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$496,352,300
Number of Holdings	406
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.8
AAA - 0.0
AA - 0.0
A - 0.7
BBB - 2.8
BB - 6.1
B - 14.9
CCC,CC,C - 2.1
Not Rated - 5.2
Equities - 41.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.4
Inflation-Protected Debt - 23.9
Commodities & Related Investments - 14.9
Commodity Equities - 14.1
Real Estate Income - 11.5
REITs - 8.5
Global Infrastructure Equities - 1.3
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 3.6
Brazil - 0.9
United Kingdom - 0.8
South Africa - 0.7
Finland - 0.5
Zambia - 0.4
Netherlands - 0.3
Sweden - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.6
US Treasury Bonds	4.7
Exxon Mobil Corp	1.1
Prologis Inc	1.0
Equinix Inc	0.9
Shell PLC	0.8
Wheaton Precious Metals Corp	0.8
Ventas Inc	0.7
Welltower Inc	0.7
44.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915555.100    1488-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Strategic Real Return Fund Fidelity® Strategic Real Return Fund : FSRRX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Real Return Fund	$ 35	0.70%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$496,352,300
Number of Holdings	406
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.8
AAA - 0.0
AA - 0.0
A - 0.7
BBB - 2.8
BB - 6.1
B - 14.9
CCC,CC,C - 2.1
Not Rated - 5.2
Equities - 41.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.4
Inflation-Protected Debt - 23.9
Commodities & Related Investments - 14.9
Commodity Equities - 14.1
Real Estate Income - 11.5
REITs - 8.5
Global Infrastructure Equities - 1.3
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 3.6
Brazil - 0.9
United Kingdom - 0.8
South Africa - 0.7
Finland - 0.5
Zambia - 0.4
Netherlands - 0.3
Sweden - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.6
US Treasury Bonds	4.7
Exxon Mobil Corp	1.1
Prologis Inc	1.0
Equinix Inc	0.9
Shell PLC	0.8
Wheaton Precious Metals Corp	0.8
Ventas Inc	0.7
Welltower Inc	0.7
44.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915558.100    1505-TSRS-0525

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Strategic Real Return Fund

Semi-Annual Report
March 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Strategic Real Return Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	500,000	0
UNITED STATES - 0.6%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(f)	132,079	1
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (b)	85,000	82,144
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	83,396	70,497
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	181,456	174,453
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (b)	100,000	94,886
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (b)	100,000	97,257
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (b)	100,000	96,664
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (b)	250,000	248,431
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (b)	221,000	223,530
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (b)	201,000	203,323
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (b)	336,000	338,864
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	121,000	118,841
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.8192% 5/17/2039 (b)(c)(d)	500,000	494,734
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (b)	238,000	234,903
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (b)	295,000	292,246
TOTAL UNITED STATES		2,770,774
TOTAL ASSET-BACKED SECURITIES (Cost $3,374,780)		2,770,774

Commercial Mortgage Securities - 4.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.4%
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.1845% 9/15/2038 (b)(c)(d)	106,000	90,189
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)	264,000	129,388
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	134,000	114,514
BANK Series 2021-BN38 Class C, 3.2179% 12/15/2064 (d)	554,000	443,572
BANK Series 2022-BNK41 Class C, 3.7899% 4/15/2065 (d)	567,000	451,440
BANK Series 2022-BNK42 Class C, 4.7228% 6/15/2055 (d)	500,000	448,592
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	180,000	130,681
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (b)	141,000	96,231
BANK Series 2022-BNK44 Class A5, 5.7442% 11/15/2055 (d)	100,000	104,147
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5935% 4/15/2053 (d)	500,000	409,351
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	178,000	162,656
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (d)	750,000	621,041
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	163,000	116,858
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (b)(d)	63,000	60,532
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2965% 9/15/2048 (b)(d)(e)	417,000	174,036
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	100,000	96,110
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	250,000	170,697
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.0101% 11/15/2041 (b)(c)(d)	84,000	83,895
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(d)	84,000	61,639
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(d)(e)	105,000	74,021
BMO Mortgage Trust Series 2023-C5 Class B, 6.4748% 6/15/2056 (d)	250,000	264,955
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(d)	100,000	101,450
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (b)(d)	56,000	54,877
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	789,000	698,090
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.4147% 11/13/2046 (b)(d)	100,000	98,945
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.012% 4/15/2040 (b)(c)(d)	250,000	249,844
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6525% 12/15/2038 (b)(c)(d)	192,389	191,187
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3796% 10/15/2036 (b)(c)(d)	198,000	193,050
BX Commercial Mortgage Trust Series 2021-SOAR Class F, CME Term SOFR 1 month Index + 2.4645%, 6.7865% 6/15/2038 (b)(c)(d)	419,957	418,120
BX Commercial Mortgage Trust Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.1865% 6/15/2038 (b)(c)(d)	526,043	514,985
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2358% 5/15/2038 (b)(c)(d)	233,100	231,935
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3858% 5/15/2038 (b)(c)(d)	140,700	139,866
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	284,000	256,345
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8363% 9/15/2036 (b)(c)(d)	100,000	98,500
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2863% 9/15/2036 (b)(c)(d)	105,000	103,484
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2086% 7/15/2029 (b)(c)(d)	200,000	196,998
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2571% 7/15/2029 (b)(c)(d)	500,000	491,247
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.262% 11/15/2041 (b)(c)(d)	57,313	57,170
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2606% 11/15/2041 (b)(c)(d)	193,550	193,053
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4335% 1/15/2034 (b)(c)(d)	235,200	232,713
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3335% 1/15/2034 (b)(c)(d)	119,000	117,241
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6692% 1/15/2039 (b)(c)(d)	100,000	98,000
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5192% 1/15/2039 (b)(c)(d)	100,000	98,093
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6182% 1/15/2039 (b)(c)(d)	157,000	154,261
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (b)(d)	250,000	249,944
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (b)	150,000	133,783
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	232,000	212,808
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	56,000	47,081
Computershare Corporate Trust Series 2020-C58 Class C, 3.162% 7/15/2053	1,000,000	808,973
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2077% 8/15/2041 (b)(c)(d)	200,000	199,151
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7505% 6/15/2034 (b)(c)(e)	80,000	31,939
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (d)	750,000	685,991
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1015% 11/15/2038 (b)(c)(d)	478,443	475,901
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0494% 11/15/2038 (b)(c)(d)	209,756	207,178
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	200,000	200,326
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1977% 8/10/2044 (b)(d)(e)	63,000	18,874
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	42,000	125
GS Mortgage Securities Trust Series 2024-RVR Class A, 4.8518% 8/10/2041 (b)(d)	200,000	201,123
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	900,000	871,896
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	163,000	157,320
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (b)	100,000	95,280
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (b)	54,000	52,068
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.5329% 2/15/2046 (b)(d)	200,000	136,004
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	151,000	84,081
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6345% 4/15/2038 (b)(c)(d)	210,000	209,213
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	100,000	97,157
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.3845% 8/15/2038 (b)(c)(d)	99,185	96,293
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0344% 4/15/2038 (b)(c)(d)	80,000	79,800
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6344% 4/15/2038 (b)(c)(d)	160,000	158,000
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1845% 7/15/2038 (b)(c)(d)	105,000	103,950
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.3845% 7/15/2038 (b)(c)(d)	100,000	98,757
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5784% 1/15/2027 (b)(c)(d)	91,161	90,364
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2128% 6/15/2044 (b)(d)	137,069	135,427
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4777% 6/15/2044 (b)(d)(f)	5,090,894	18,376
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.943% 7/15/2049 (b)(d)	112,000	100,341
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	231,000	213,739
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	542,000	461,361
Morgan Stanley Capital I Trust Series 2021-L5 Class C, 3.156% 5/15/2054	513,000	421,590
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	162,000	151,731
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.6829% 5/15/2056 (d)	250,000	262,150
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	224,000	225,810
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0029% 11/15/2040 (b)(c)(d)	200,000	200,499
OPG Trust Series 2021-PORT Class G, CME Term SOFR 1 month Index + 2.5125%, 6.8325% 10/15/2036 (b)(c)(d)	202,800	201,533
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 7.7805% 10/15/2036 (b)(c)(d)	60,450	60,073
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 7.0345% 7/15/2038 (b)(c)(d)	100,000	70,095
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.7845% 7/15/2038 (b)(c)(d)(e)	100,000	53,337
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	350,000	286,510
Prima Capital Ltd Series 2021-9A Class C, CME Term SOFR 1 month Index + 2.4645%, 6.7813% 12/15/2037 (b)(c)(d)	112,697	112,752
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	121,123	124,002
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	158,000	166,352
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.2595% 11/15/2034 (b)(c)(d)	100,000	99,638
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5077% 11/15/2034 (b)(c)(d)	100,000	99,641
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	150,000	121,802
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9192% 10/15/2041 (b)(c)(d)	112,000	112,000
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.6993% 10/15/2038 (b)(c)(d)	198,000	192,504
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4075% 11/15/2038 (b)(c)(d)	110,969	109,283
SREIT Trust Series 2021-MFP2 Class F, CME Term SOFR 1 month Index + 2.7327%, 7.0517% 11/15/2036 (b)(c)(d)	100,000	99,000
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.349% 11/15/2036 (b)(c)(d)	128,000	126,050
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0496% 10/15/2034 (b)(c)(d)	164,000	161,926
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.985% 11/15/2036 (b)(c)(d)	100,000	98,110
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.634% 11/15/2036 (b)(c)(d)	42,000	41,115
Swch Coml Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5463% 3/15/2042 (b)(c)(d)	100,000	98,373
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (b)	535,000	413,785
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class B, 3.375% 8/15/2052	785,000	699,994
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	100,000	84,244
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 3.8065% 3/15/2045 (b)(d)	220,000	148,734
WFCM Series 2022-C62 Class C, 4.3517% 4/15/2055 (d)	500,000	418,923
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (b)	294,000	194,955
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	140,000	133,368
TOTAL UNITED STATES		21,816,502
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,470,262)		21,816,502

Common Stocks - 14.9%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Champion Iron Ltd (Canada)	439,460	1,340,627
IperionX Ltd (g)	32,734	61,507

TOTAL AUSTRALIA		1,402,134
AUSTRIA - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	12	177
BRAZIL - 0.9%
Materials - 0.9%
Chemicals - 0.1%
Yara International ASA	23,800	714,631
Metals & Mining - 0.8%
Wheaton Precious Metals Corp	47,070	3,652,623
TOTAL BRAZIL		4,367,254
CANADA - 3.2%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd	59,540	1,832,064
Cenovus Energy Inc	69,040	959,522
South Bow Corp	83,158	2,124,240
		4,915,826
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	621	43,600
Materials - 2.2%
Chemicals - 0.3%
Nutrien Ltd	27,240	1,351,920
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd/CA	15,750	1,706,392
Alamos Gold Inc Class A	42,760	1,142,505
Algoma Steel Group Inc (United States) (h)	171,500	929,530
Franco-Nevada Corp	10,010	1,574,346
Teck Resources Ltd Class B	61,190	2,228,957
		7,581,730
Paper & Forest Products - 0.4%
Interfor Corp (g)	93,210	968,340
West Fraser Timber Co Ltd	14,550	1,117,551
		2,085,891
TOTAL MATERIALS		11,019,541

TOTAL CANADA		15,978,967
CHINA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Beijing Capital International Airport Co Ltd H Shares (g)	150,201	54,335
FINLAND - 0.5%
Materials - 0.5%
Paper & Forest Products - 0.5%
Stora Enso Oyj R Shares	79,600	754,312
UPM-Kymmene Oyj	60,560	1,617,443

TOTAL FINLAND		2,371,755
GERMANY - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	7,852	118,524
INDIA - 0.2%
Materials - 0.2%
Construction Materials - 0.1%
UltraTech Cement Ltd	3,400	456,112
Metals & Mining - 0.1%
Tata Steel Ltd	414,200	740,037
TOTAL INDIA		1,196,149
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	431	33,889
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	768	142,472

TOTAL MEXICO		176,361
NETHERLANDS - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCI NV	11,080	128,195
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
DOF Group ASA A Shares (g)	82,100	723,790
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	5,500	31,795
TOTAL NORWAY		755,585
SOUTH AFRICA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglo American Platinum Ltd	11,323	455,393
Anglo American PLC	41,630	1,166,821
Northam Platinum Holdings Ltd	246,870	1,762,761

TOTAL SOUTH AFRICA		3,384,975
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(i)	3,698	131,459
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aena SME SA (b)(i)	1,767	413,848
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	7,750	125,148
TOTAL SPAIN		670,455
SWEDEN - 0.2%
Materials - 0.2%
Containers & Packaging - 0.0%
Billerud Aktiebolag	25,120	258,652
Paper & Forest Products - 0.2%
Svenska Cellulosa AB SCA B Shares	64,620	850,196
TOTAL SWEDEN		1,108,848
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	205	34,030
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (g)	21,842	30,077
UNITED KINGDOM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.0%
SSE PLC	5,478	112,838
Multi-Utilities - 0.1%
National Grid PLC	21,727	283,412
TOTAL UNITED KINGDOM		396,250
UNITED STATES - 8.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
AT&T Inc	2,326	65,779
Verizon Communications Inc	1,256	56,972
		122,751
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	490	130,688
TOTAL COMMUNICATION SERVICES		253,439

Consumer Staples - 1.4%
Food Products - 1.4%
Archer-Daniels-Midland Co	61,960	2,974,700
Bunge Global SA	20,200	1,543,684
JBS S/A	256,520	1,848,003
Lamb Weston Holdings Inc	9,340	497,822
		6,864,209
Energy - 4.7%
Energy Equipment & Services - 0.5%
Archrock Inc	15,370	403,309
Kodiak Gas Services Inc	59,951	2,236,172
		2,639,481
Oil, Gas & Consumable Fuels - 4.2%
Alliance Resource Partners LP	59,590	1,625,615
Antero Resources Corp (g)	51,801	2,094,832
Cheniere Energy Inc	1,054	243,896
Core Natural Resources Inc	25,526	1,968,055
Energy Transfer LP	127,488	2,370,002
Exxon Mobil Corp	36,590	4,351,649
Mach Natural Resources LP	25,570	397,614
Ovintiv Inc	29,580	1,266,024
Plains GP Holdings LP Class A	64,700	1,381,992
Shell PLC	113,606	4,135,296
Targa Resources Corp	1,074	215,305
Williams Cos Inc/The	5,241	313,202
		20,363,482
TOTAL ENERGY		23,002,963

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares (United States)	3,601	173,964
Republic Services Inc	639	154,740
Waste Connections Inc (United States)	531	103,646
		432,350
Construction & Engineering - 0.0%
Centuri Holdings Inc (h)	7,020	115,058
Ferrovial SE	1,505	67,014
		182,072
Electrical Equipment - 0.0%
Eaton Corp PLC	289	78,559
GE Vernova Inc	374	114,175
GrafTech International Ltd (g)	52,620	46,011
		238,745
Ground Transportation - 0.1%
CSX Corp	1,187	34,933
Norfolk Southern Corp	519	122,925
Union Pacific Corp	519	122,609
		280,467
Machinery - 0.2%
Caterpillar Inc	200	65,960
CNH Industrial NV Class A	38,680	474,990
Deere & Co	910	427,109
		968,059
TOTAL INDUSTRIALS		2,101,693

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
First Solar Inc (g)	334	42,228
NVIDIA Corp	506	54,840
		97,068
Materials - 1.0%
Chemicals - 0.6%
CF Industries Holdings Inc	4,810	375,902
Corteva Inc	44,940	2,828,074
		3,203,976
Containers & Packaging - 0.2%
International Paper Co	820	43,746
Smurfit WestRock PLC (United Kingdom)	16,700	746,399
		790,145
Metals & Mining - 0.2%
Reliance Inc	3,390	978,863
TOTAL MATERIALS		4,972,984

Real Estate - 0.1%
Health Care REITs - 0.1%
Ventas Inc	2,621	180,220
Welltower Inc	1,338	204,995
		385,215
Industrial REITs - 0.0%
Prologis Inc	370	41,362
Specialized REITs - 0.0%
American Tower Corp	684	148,838
Equinix Inc	88	71,751
		220,589
TOTAL REAL ESTATE		647,166

Utilities - 0.4%
Electric Utilities - 0.3%
Constellation Energy Corp	442	89,120
Duke Energy Corp	1,171	142,827
Entergy Corp	1,136	97,117
Evergy Inc	1,584	109,217
Exelon Corp	2,985	137,549
NextEra Energy Inc	4,129	292,705
PG&E Corp	7,684	132,011
Southern Co/The	2,777	255,345
TXNM Energy Inc	1,539	82,305
		1,338,196
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	5,518	68,534
Vistra Corp	994	116,735
		185,269
Multi-Utilities - 0.1%
Ameren Corp	1,382	138,753
NiSource Inc	1,707	68,433
Sempra	2,466	175,974
		383,160
TOTAL UTILITIES		1,906,625

TOTAL UNITED STATES		39,846,147
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (g)	144,945	1,948,984
TOTAL COMMON STOCKS (Cost $65,374,289)		73,969,202

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (c)(d)	17,400	445,440
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (c)(d)	8,600	218,784
Chimera Investment Corp CME Term SOFR 3 month Index + 5.5995%, 10.9014% (c)(d)	5,000	115,100
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (c)(d)	10,787	257,378
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (c)(d)	10,300	259,251
Rithm Capital Corp CME Term SOFR 3 month Index + 5.802%, 7.5% (c)(d)	9,958	255,522
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (c)(d)	6,200	156,550
		1,708,025
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
Braemar Hotels & Resorts Inc 5.5%	2,700	35,100
RLJ Lodging Trust Series A,1.95%	400	9,799
		44,899
TOTAL UNITED STATES		1,752,924
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,412,090)		1,752,924

Domestic Equity Funds - 23.6%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (j)	751,932	72,238,114
Fidelity Real Estate Equity Central Fund (j)	324,175	44,762,020
TOTAL DOMESTIC EQUITY FUNDS (Cost $122,455,344)		117,000,134

Fixed-Income Funds - 25.0%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (j) (Cost $126,543,075)	1,285,692	123,876,428

Non-Convertible Corporate Bonds - 4.0%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (b)	250,000	276,813
UNITED STATES - 3.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	350,000	316,966
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (b)	395,000	346,788
Hyatt Hotels Corp 5.5% 6/30/2034	100,000	98,157
Times Square Hotel Trust 8.528% 8/1/2026 (b)	98,351	98,734
		860,645
Household Durables - 0.0%
LGI Homes Inc 4% 7/15/2029 (b)	170,000	150,085
Tri Pointe Homes Inc 5.25% 6/1/2027	100,000	98,706
		248,791
TOTAL CONSUMER DISCRETIONARY		1,109,436

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/2031	250,000	217,109
Real Estate - 3.7%
Diversified REITs - 0.9%
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032	250,000	216,389
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	500,000	466,114
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	1,001,424
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	100,000	98,344
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	100,000	98,277
Safehold GL Holdings LLC 6.1% 4/1/2034	500,000	514,604
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	105,000	90,862
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)	225,000	239,016
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	195,000	175,148
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	500,000	485,057
VICI Properties LP 5.125% 5/15/2032	1,250,000	1,223,417
		4,608,652
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	915,000	697,534
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	75,000	76,402
Omega Healthcare Investors Inc 3.375% 2/1/2031	500,000	450,955
Omega Healthcare Investors Inc 4.5% 4/1/2027	83,000	82,607
Ventas Realty LP 4.75% 11/15/2030	250,000	248,640
		1,556,138
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	40,000	40,295
Industrial REITs - 0.1%
Prologis LP 5% 3/15/2034	250,000	248,583
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	150,000	146,460
Americold Realty Operating Partnership LP* 5/15/2032	250,000	250,941
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)	285,000	285,724
Extra Space Storage LP 2.35% 3/15/2032	500,000	418,185
		1,101,310
Residential REITs - 0.9%
American Homes 4 Rent LP 2.375% 7/15/2031	750,000	643,453
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	907,918
Invitation Homes Operating Partnership LP 2% 8/15/2031	750,000	627,591
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	933,032
Sun Communities Operating LP 2.7% 7/15/2031	1,000,000	870,240
Sun Communities Operating LP 4.2% 4/15/2032	4,000	3,754
Sun Communities Operating LP 5.7% 1/15/2033	250,000	254,980
		4,240,968
Retail REITs - 0.4%
Agree LP 5.625% 6/15/2034	3,000	3,036
Brixmor Operating Partnership LP 4.05% 7/1/2030	350,000	335,272
CBL & Associates LP 5.95% (e)(k)	132,000	0
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	500,000	504,046
Realty Income Corp 4% 7/15/2029	250,000	243,323
Realty Income Corp 5.125% 2/15/2034	250,000	248,059
Simon Property Group LP 4.75% 9/26/2034	500,000	479,767
		1,813,503
Specialized REITs - 0.9%
American Tower Corp 4.05% 3/15/2032	750,000	707,878
American Tower Corp 5.55% 7/15/2033	250,000	255,504
Crown Castle Inc 2.25% 1/15/2031	1,250,000	1,068,293
Crown Castle Inc 2.5% 7/15/2031	500,000	426,953
Crown Castle Inc 3.8% 2/15/2028	100,000	97,311
EPR Properties 3.6% 11/15/2031	250,000	223,086
EPR Properties 4.95% 4/15/2028	250,000	247,574
Equinix Inc 3.9% 4/15/2032	250,000	233,082
Public Storage Operating Co 5.1% 8/1/2033	500,000	503,923
SBA Communications Corp 3.125% 2/1/2029	500,000	456,329
Weyerhaeuser Co 4% 4/15/2030	250,000	240,837
		4,460,770
TOTAL REAL ESTATE		18,070,219

TOTAL UNITED STATES		19,396,764
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $20,089,315)		19,673,577

Non-Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
UNITED STATES - 1.9%
Financials - 0.8%
Capital Markets - 0.1%
DigitalBridge Group Inc 7.125%	12,600	292,949
DigitalBridge Group Inc Series H, 7.125%	12,830	304,841
DigitalBridge Group Inc Series I, 7.15%	13,800	323,472
		921,262
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp 6.125% (d)	7,000	176,960
AGNC Investment Corp 7.75% (d)	16,000	415,600
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (c)(d)	14,200	370,904
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (c)(d)	23,000	577,990
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (c)(d)	8,800	224,840
Arbor Realty Trust Inc 6.25% (d)	13,000	272,350
Arbor Realty Trust Inc 6.375%	1,500	26,400
ARMOUR Residential REIT Inc 7%	1,000	21,330
Chimera Investment Corp Series C, 7.75% (d)	7,100	161,170
Dynex Capital Inc Series C, 6.9% (d)	23,400	599,274
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (c)(d)	2,000	49,760
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index + 8%, 0% (c)(d)	4,200	102,312
Pennymac Mortgage Investment Trust 6.75%	1,300	25,415
Pennymac Mortgage Investment Trust 8.125% (d)	2,000	49,320
Rithm Capital Corp 7% (d)	2,700	65,205
Two Harbors Investment Corp 7.625% (d)	6,320	148,836
Two Harbors Investment Corp 8.125% (d)	6,938	171,716
		3,459,382
TOTAL FINANCIALS		4,380,644

Real Estate - 1.1%
Diversified REITs - 0.3%
Armada Hoffler Properties Inc 6.75%	6,000	133,020
CTO Realty Growth Inc 6.375%	1,000	20,450
Gladstone Commercial Corp 6.625%	3,600	81,972
Gladstone Commercial Corp Series G, 6%	18,200	374,674
Global Net Lease Inc 6.875%	2,200	47,520
Global Net Lease Inc 7.25%	9,300	208,599
Global Net Lease Inc 7.375%	10,000	227,691
Global Net Lease Inc 7.5%	16,700	391,281
		1,485,207
Health Care REITs - 0.0%
Global Medical REIT Inc 7.5%	2,100	53,445
National Healthcare Properties Inc Series A, 7.375%	4,200	60,627
National Healthcare Properties Inc Series B, 7.125%	2,000	28,220
		142,292
Hotel & Resort REITs - 0.4%
Ashford Hospitality Trust Inc 7.5%	400	6,064
Ashford Hospitality Trust Inc 7.5%	1,200	18,020
DiamondRock Hospitality Co 8.25%	11,337	280,818
Pebblebrook Hotel Trust 6.3%	10,273	180,805
Pebblebrook Hotel Trust 6.375%	8,700	149,466
Pebblebrook Hotel Trust 6.375%	17,200	304,441
Pebblebrook Hotel Trust Series H, 5.7%	10,600	172,780
Sotherly Hotels Inc 7.875%	1,700	28,560
Summit Hotel Properties Inc Series E, 6.25%	6,800	135,660
Summit Hotel Properties Inc Series F, 5.875%	4,000	76,700
Sunstone Hotel Investors Inc Series H, 6.125%	3,500	69,545
Sunstone Hotel Investors Inc Series I, 5.7%	9,600	178,944
		1,601,803
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.625%	4,400	95,700
Rexford Industrial Realty Inc 5.875%	1,200	27,480
		123,180
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75%	18,100	239,101
Vornado Realty Trust Series L, 5.4%	1,000	16,810
		255,911
Residential REITs - 0.0%
American Homes 4 Rent 5.875%	5,200	115,908
UMH Properties Inc 6.375%	3,900	87,321
		203,229
Retail REITs - 0.2%
Agree Realty Corp 4.25%	1,500	25,740
Cedar Realty Trust Inc 7.25%	1,673	29,528
Kimco Realty Corp 5.125%	11,600	238,960
Kimco Realty Corp 5.25%	16,500	345,510
Regency Centers Corp 5.875%	2,000	43,720
Regency Centers Corp 6.25%	4,500	105,352
Saul Centers Inc 6.125%	1,300	27,300
		816,110
Specialized REITs - 0.1%
Digital Realty Trust Inc 5.25%	5,800	121,277
Digital Realty Trust Inc Series L, 5.2%	12,700	255,143
National Storage Affiliates Trust Series A, 6%	200	4,376
Public Storage Operating Co 4%	1,200	19,524
Public Storage Operating Co 4%	2,300	37,398
Public Storage Operating Co 5.05%	6,000	125,460
Public Storage Operating Co 5.15%	3,200	67,552
Public Storage Operating Co Series MM, 4.125%	1,000	17,100
		647,830
TOTAL REAL ESTATE		5,275,562

TOTAL UNITED STATES		9,656,206
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $9,751,158)		9,656,206

U.S. Treasury Obligations - 23.8%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.41 to 2.20	1,517,879	873,812
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.44	2,556,198	1,449,187
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.53 to 2.23	1,957,883	1,507,010
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.44 to 2.42	248,839	200,078
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.38 to 2.67	1,875,152	1,424,162
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.39 to 2.41	1,280,458	969,926
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.28 to 2.46	419,639	331,300
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.38 to 2.37	1,286,932	989,818
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 1.67	1,994,639	1,519,086
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.50 to 1.54	3,121,385	2,719,380
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.42	1,603,035	1,334,870
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.60 to 1.00	1,166,982	1,180,147
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.54 to 2.21	1,269,284	1,281,047
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.07	1,148,939	1,103,180
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.82 to 2.47	946,719	970,859
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19	751,013	760,626
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.54 to 1.74	915,879	957,189
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.05 to 1.87	894,850	1,000,386
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.61 to 1.92	1,748,031	1,873,644
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.82	1,004,838	1,104,258
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.19 to 2.04	4,152,330	3,906,977
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 1.92	3,722,007	3,438,058
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.90 to 2.47	4,159,944	3,765,783
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.93 to 0.80	2,237,870	2,219,972
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.98 to 0.26	3,218,504	3,195,644
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.13	4,601,700	4,517,340
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-2.05 to 1.16	2,765,859	2,752,828
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.29 to 2.17	3,645,167	3,414,752
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 1.99	4,119,929	3,783,737
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.43 to 1.85	4,064,739	3,893,691
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.87 to 1.53	4,567,308	4,519,955
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.79 to 1.88	2,466,117	2,437,887
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.98	5,804,385	5,701,108
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.97	4,089,129	3,818,098
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.44 to 1.83	4,348,395	4,297,360
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.49 to 1.72	2,771,572	2,728,371
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.28	4,393,774	4,210,190
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.27	2,245,250	2,245,907
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	4,351,235	4,245,271
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.46 to 1.84	2,305,617	2,343,461
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.77 to 1.99	2,112,041	2,142,016
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.13	4,433,458	4,426,533
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.03	4,748,109	4,792,824
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.83 to 2.12	3,341,912	3,430,757
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.87 to 2.29	4,287,892	4,415,052
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.67 to 2.43	3,889,275	4,052,073
TOTAL U.S. TREASURY OBLIGATIONS (Cost $123,158,717)			118,245,610

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.32	10,163,418	10,165,451
Fidelity Securities Lending Cash Central Fund (m)(n)	4.32	323,268	323,300
TOTAL MONEY MARKET FUNDS (Cost $10,488,751)			10,488,751

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $505,117,781)	499,250,108
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,897,808)
NET ASSETS - 100.0%	496,352,300

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,198,934 or 4.1% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Non-income producing
(h)	Security or a portion of the security is on loan at period end.
(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $545,307 or 0.1% of net assets.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Non-income producing - Security is in default.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,375,200	47,529,013	44,738,762	125,055	-	-	10,165,451	10,163,418	0.0%
Fidelity Commodity Strategy Central Fund	74,313,297	2,633,046	8,658,914	2,218,772	(1,565,868)	5,516,553	72,238,114	751,932	27.7%
Fidelity Floating Rate Central Fund	126,007,599	9,993,087	10,299,944	5,424,983	(102,189)	(1,722,125)	123,876,428	1,285,692	7.5%
Fidelity Real Estate Equity Central Fund	46,489,288	6,223,110	5,900,253	517,049	555,668	(2,605,793)	44,762,020	324,175	4.6%
Fidelity Securities Lending Cash Central Fund	966,947	2,145,186	2,788,833	1,256	-	-	323,300	323,268	0.0%
Total	255,152,331	68,523,442	72,386,706	8,287,115	(1,112,389)	1,188,635	251,365,313

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,770,774	-	2,770,773	1

Commercial Mortgage Securities	21,816,502	-	21,380,089	436,413

Common Stocks
Communication Services	414,975	283,516	131,459	-
Consumer Staples	6,864,209	6,864,209	-	-
Energy	28,642,579	24,507,283	4,135,296	-
Industrials	2,789,837	2,735,502	54,335	-
Information Technology	131,098	131,098	-	-
Materials	31,932,791	28,266,814	3,665,977	-
Real Estate	647,166	647,166	-	-
Utilities	2,546,547	1,906,625	639,922	-

Convertible Preferred Stocks
Financials	1,708,025	1,708,025	-	-
Real Estate	44,899	-	44,899	-

Domestic Equity Funds	117,000,134	117,000,134	-	-

Fixed-Income Funds	123,876,428	123,876,428	-	-

Non-Convertible Corporate Bonds
Consumer Discretionary	1,109,436	-	1,109,436	-
Energy	276,813	-	276,813	-
Health Care	217,109	-	217,109	-
Real Estate	18,070,219	-	18,070,219	-

Non-Convertible Preferred Stocks
Financials	4,380,644	4,380,644	-	-
Real Estate	5,275,562	5,275,562	-	-

U.S. Treasury Obligations	118,245,610	-	118,245,610	-

Money Market Funds	10,488,751	10,488,751	-	-
Total Investments in Securities:	499,250,108	328,071,757	170,741,937	436,414
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $295,251) - See accompanying schedule:
Unaffiliated issuers (cost $245,630,611)	$247,884,795
Fidelity Central Funds (cost $259,487,170)	251,365,313

Total Investment in Securities (cost $505,117,781)		$499,250,108
Cash		57,258
Foreign currency held at value (cost $12,310)		12,273
Receivable for investments sold		2,979,319
Receivable for fund shares sold		999,569
Dividends receivable		256,592
Interest receivable		664,146
Distributions receivable from Fidelity Central Funds		23,985
Prepaid expenses		216
Other receivables		48
Total assets		504,243,514
Liabilities
Payable for investments purchased	$6,496,262
Payable for fund shares redeemed	702,406
Accrued management fee	280,532
Distribution and service plan fees payable	15,483
Other payables and accrued expenses	73,231
Collateral on securities loaned	323,300
Total liabilities		7,891,214
Net Assets		$496,352,300
Net Assets consist of:
Paid in capital		$800,132,646
Total accumulated earnings (loss)		(303,780,346)
Net Assets		$496,352,300

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($39,009,480 ÷ 4,519,236 shares)(a)		$8.63
Maximum offering price per share (100/96.00 of $8.63)		$8.99
Class M :
Net Asset Value and redemption price per share ($7,411,635 ÷ 857,585 shares)(a)		$8.64
Maximum offering price per share (100/96.00 of $8.64)		$9.00
Class C :
Net Asset Value and offering price per share ($6,848,386 ÷ 808,496 shares)(a)		$8.47
Strategic Real Return :
Net Asset Value, offering price and redemption price per share ($284,566,856 ÷ 32,777,363 shares)		$8.68
Class K6 :
Net Asset Value, offering price and redemption price per share ($101,498,883 ÷ 11,633,778 shares)		$8.72
Class I :
Net Asset Value, offering price and redemption price per share ($38,913,172 ÷ 4,494,186 shares)		$8.66
Class Z :
Net Asset Value, offering price and redemption price per share ($18,103,888 ÷ 2,088,918 shares)		$8.67
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends		$1,568,411
Interest		3,077,184
Income from Fidelity Central Funds (including $1,256 from security lending)		8,287,115
Total income		12,932,710
Expenses
Management fee	$1,655,787
Distribution and service plan fees	98,936
Custodian fees and expenses	33,867
Independent trustees' fees and expenses	655
Registration fees	41,339
Audit fees	60,821
Legal	668
Miscellaneous	963
Total expenses before reductions	1,893,036
Expense reductions	(171,968)
Total expenses after reductions		1,721,068
Net Investment income (loss)		11,211,642
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(952,306)
Fidelity Central Funds	(1,112,389)
Foreign currency transactions	(11,077)
Total net realized gain (loss)		(2,075,772)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $36,664)	(2,109,511)
Fidelity Central Funds	1,188,635
Assets and liabilities in foreign currencies	(3,102)
Total change in net unrealized appreciation (depreciation)		(923,978)
Net gain (loss)		(2,999,750)
Net increase (decrease) in net assets resulting from operations		$8,211,892
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,211,642	$24,222,384
Net realized gain (loss)	(2,075,772)	(7,292,421)
Change in net unrealized appreciation (depreciation)	(923,978)	35,394,339
Net increase (decrease) in net assets resulting from operations	8,211,892	52,324,302
Distributions to shareholders	(13,928,830)	(26,735,852)

Share transactions - net increase (decrease)	(4,411,083)	(63,313,396)
Total increase (decrease) in net assets	(10,128,021)	(37,724,946)

Net Assets
Beginning of period	506,480,321	544,205,267
End of period	$496,352,300	$506,480,321

Financial Highlights
Fidelity Advisor® Strategic Real Return Fund Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.73	$8.29	$8.53	$9.42	$8.07	$8.39
Income from Investment Operations
Net investment income (loss) A,B	.184	.379	.358	.719	.568	.257
Net realized and unrealized gain (loss)	(.051)	.475	.050	(1.078) C	.950	(.365)
Total from investment operations	.133	.854	.408	(.359)	1.518	(.108)
Distributions from net investment income	(.233)	(.414)	(.648)	(.531)	(.168)	(.212)
Total distributions	(.233)	(.414)	(.648)	(.531)	(.168)	(.212)
Net asset value, end of period	$8.63	$8.73	$8.29	$8.53	$9.42	$8.07
Total Return D,E,F	1.60%	10.70%	4.93%	(4.09)% C	19.05%	(1.28)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.03% I	1.04%	1.05%	1.06%	1.11%	1.12%
Expenses net of fee waivers, if any	.95 % I	.95%	.95%	.96%	1.00%	1.00%
Expenses net of all reductions	.95% I	.95%	.95%	.96%	1.00%	1.00%
Net investment income (loss)	4.32% I	4.53%	4.26%	7.81%	6.40%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$39,009	$45,775	$54,548	$76,811	$37,357	$25,212
Portfolio turnover rate J	25 % I	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.12)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$8.30	$8.54	$9.43	$8.07	$8.39
Income from Investment Operations
Net investment income (loss) A,B	.184	.379	.359	.721	.567	.257
Net realized and unrealized gain (loss)	(.052)	.476	.050	(1.080) C	.960	(.365)
Total from investment operations	.132	.855	.409	(.359)	1.527	(.108)
Distributions from net investment income	(.232)	(.415)	(.649)	(.531)	(.167)	(.212)
Total distributions	(.232)	(.415)	(.649)	(.531)	(.167)	(.212)
Net asset value, end of period	$8.64	$8.74	$8.30	$8.54	$9.43	$8.07
Total Return D,E,F	1.58%	10.70%	4.94%	(4.09)% C	19.17%	(1.28)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.04% I	1.05%	1.06%	1.06%	1.12%	1.14%
Expenses net of fee waivers, if any	.95 % I	.95%	.95%	.96%	1.00%	1.00%
Expenses net of all reductions	.95% I	.95%	.95%	.96%	1.00%	1.00%
Net investment income (loss)	4.32% I	4.53%	4.26%	7.81%	6.40%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$7,412	$7,473	$8,796	$11,557	$7,293	$6,141
Portfolio turnover rate J	25 % I	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.12)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.57	$8.15	$8.39	$9.28	$7.95	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.150	.311	.290	.639	.491	.195
Net realized and unrealized gain (loss)	(.049)	.459	.055	(1.057) C	.946	(.358)
Total from investment operations	.101	.770	.345	(.418)	1.437	(.163)
Distributions from net investment income	(.201)	(.350)	(.585)	(.472)	(.107)	(.147)
Total distributions	(.201)	(.350)	(.585)	(.472)	(.107)	(.147)
Net asset value, end of period	$8.47	$8.57	$8.15	$8.39	$9.28	$7.95
Total Return D,E,F	1.24%	9.77%	4.22%	(4.78)% C	18.24%	(2.00)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.77% I	1.78%	1.80%	1.79%	1.88%	1.89%
Expenses net of fee waivers, if any	1.70 % I	1.70%	1.70%	1.71%	1.75%	1.75%
Expenses net of all reductions	1.70% I	1.70%	1.70%	1.71%	1.75%	1.75%
Net investment income (loss)	3.57% I	3.78%	3.51%	7.07%	5.65%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$6,848	$8,029	$10,720	$13,730	$4,549	$5,694
Portfolio turnover rate J	25 % I	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.81)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Real Return Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.78	$8.34	$8.58	$9.47	$8.10	$8.43
Income from Investment Operations
Net investment income (loss) A,B	.196	.402	.382	.749	.593	.278
Net realized and unrealized gain (loss)	(.051)	.474	.050	(1.087) C	.965	(.376)
Total from investment operations	.145	.876	.432	(.338)	1.558	(.098)
Distributions from net investment income	(.245)	(.436)	(.672)	(.552)	(.188)	(.232)
Total distributions	(.245)	(.436)	(.672)	(.552)	(.188)	(.232)
Net asset value, end of period	$8.68	$8.78	$8.34	$8.58	$9.47	$8.10
Total Return D,E	1.73%	10.93%	5.21%	(3.85)% C	19.51%	(1.14)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.78%	.79%	.78%	.85%	.87%
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.71%	.75%	.75%
Expenses net of all reductions	.70% H	.70%	.70%	.71%	.75%	.75%
Net investment income (loss)	4.57% H	4.78%	4.51%	8.06%	6.64%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$284,567	$273,820	$260,909	$387,040	$236,076	$158,896
Portfolio turnover rate I	25 % H	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.88)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Real Return Fund Class K6

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$8.82	$8.37	$8.60	$9.48	$8.11	$8.34
Income from Investment Operations
Net investment income (loss) B,C	.205	.420	.398	.760	.616	.281
Net realized and unrealized gain (loss)	(.052)	.479	.054	(1.082) D	.948	(.352)
Total from investment operations	.153	.899	.452	(.322)	1.564	(.071)
Distributions from net investment income	(.253)	(.449)	(.682)	(.558)	(.194)	(.159)
Total distributions	(.253)	(.449)	(.682)	(.558)	(.194)	(.159)
Net asset value, end of period	$8.72	$8.82	$8.37	$8.60	$9.48	$8.11
Total Return E,F	1.82%	11.18%	5.44%	(3.68)% D	19.57%	(.81)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.63% I	.64%	.65%	.66%	.69%	.71% I
Expenses net of fee waivers, if any	.51 % I	.51%	.51%	.52%	.56%	.56% I
Expenses net of all reductions	.51% I	.51%	.51%	.52%	.56%	.56% I
Net investment income (loss)	4.76% I	4.97%	4.70%	8.25%	6.83%	3.66% I
Supplemental Data
Net assets, end of period (000 omitted)	$101,499	$107,717	$101,688	$99,831	$20,606	$6,331
Portfolio turnover rate J	25 % I	23%	29%	32%	13%	47%

AFor the period October 8, 2019 (commencement of sale of shares) through September 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.71)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.76	$8.32	$8.55	$9.44	$8.08	$8.40
Income from Investment Operations
Net investment income (loss) A,B	.196	.401	.381	.741	.594	.280
Net realized and unrealized gain (loss)	(.053)	.474	.060	(1.079) C	.955	(.369)
Total from investment operations	.143	.875	.441	(.338)	1.549	(.089)
Distributions from net investment income	(.243)	(.435)	(.671)	(.552)	(.189)	(.231)
Total distributions	(.243)	(.435)	(.671)	(.552)	(.189)	(.231)
Net asset value, end of period	$8.66	$8.76	$8.32	$8.55	$9.44	$8.08
Total Return D,E	1.71%	10.94%	5.33%	(3.86)% C	19.45%	(1.04)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.78%	.79%	.79%	.83%	.83%
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.71%	.75%	.75%
Expenses net of all reductions	.70% H	.70%	.70%	.71%	.75%	.75%
Net investment income (loss)	4.57% H	4.78%	4.51%	8.07%	6.64%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$38,913	$41,478	$66,743	$185,361	$49,988	$26,872
Portfolio turnover rate I	25 % H	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.89)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class Z

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.77	$8.32	$8.56	$9.45	$8.08	$8.40
Income from Investment Operations
Net investment income (loss) A,B	.200	.408	.389	.755	.610	.282
Net realized and unrealized gain (loss)	(.053)	.483	.051	(1.087) C	.952	(.365)
Total from investment operations	.147	.891	.440	(.332)	1.562	(.083)
Distributions from net investment income	(.247)	(.441)	(.680)	(.558)	(.192)	(.237)
Total distributions	(.247)	(.441)	(.680)	(.558)	(.192)	(.237)
Net asset value, end of period	$8.67	$8.77	$8.32	$8.56	$9.45	$8.08
Total Return D,E	1.76%	11.14%	5.32%	(3.79)% C	19.61%	(.96)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.69%	.69%	.70%	.73%	.74%
Expenses net of fee waivers, if any	.61 % H	.61%	.61%	.62%	.66%	.66%
Expenses net of all reductions	.61% H	.61%	.61%	.62%	.66%	.66%
Net investment income (loss)	4.66% H	4.87%	4.60%	8.15%	6.73%	3.56%
Supplemental Data
Net assets, end of period (000 omitted)	$18,104	$22,188	$40,802	$87,627	$56,997	$9,511
Portfolio turnover rate I	25 % H	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.82)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Real Return, Class K6, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.02%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,492,835
Gross unrealized depreciation	(28,814,829)
Net unrealized appreciation (depreciation)	$(6,321,994)
Tax cost	$505,572,102

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(29,401,957)
Long-term	(269,671,191)
Total capital loss carryforward	$(299,073,148)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Real Return Fund	43,735,003	48,533,978
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.73
Class C	.71
Strategic Real Return	.72
Class K6	.57
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.73
Class C	.71
Strategic Real Return	.70
Class K6	.57
Class I	.71
Class Z	.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	52,036	1,054
Class M	- %	.25%	9,119	42
Class C	.75%	.25%	37,781	1,977
			98,936	3,073
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,247
Class M	264
Class C A	158
1,669

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Strategic Real Return Fund	521

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Real Return Fund	678,043	1,496,806	196,184
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Strategic Real Return Fund	531
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Strategic Real Return Fund	136	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.95%	15,647
Class M	.95%	3,114
Class C	1.70%	2,464
Strategic Real Return	.70%	76,233
Class K6	.51%	55,260
Class I	.70%	13,588
Class Z	.61%	5,662
		171,968
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Strategic Real Return Fund
Distributions to shareholders
Class A	$1,173,268	$2,510,476
Class M	196,506	407,512
Class C	185,848	411,406
Strategic Real Return	7,755,221	13,480,924
Class K6	2,894,636	5,251,921
Class I	1,123,756	2,944,588
Class Z	599,595	1,729,025
Total	$13,928,830	$26,735,852
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2025	Year ended September 30, 2024	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Strategic Real Return Fund
Class A
Shares sold	254,922	406,581	$2,179,574	$3,392,714
Reinvestment of distributions	135,746	299,610	1,149,347	2,463,070
Shares redeemed	(1,113,285)	(2,042,394)	(9,508,066)	(17,003,226)
Net increase (decrease)	(722,617)	(1,336,203)	$(6,179,145)	$(11,147,442)
Class M
Shares sold	28,312	27,288	$243,361	$227,735
Reinvestment of distributions	22,974	48,941	194,625	403,020
Shares redeemed	(48,496)	(280,890)	(415,856)	(2,342,432)
Net increase (decrease)	2,790	(204,661)	$22,130	$(1,711,677)
Class C
Shares sold	57,112	67,376	$481,058	$549,443
Reinvestment of distributions	22,327	50,514	185,677	407,771
Shares redeemed	(207,546)	(497,338)	(1,746,363)	(4,065,231)
Net increase (decrease)	(128,107)	(379,448)	$(1,079,628)	$(3,108,017)
Strategic Real Return
Shares sold	5,281,267	8,945,463	$45,494,999	$75,090,924
Reinvestment of distributions	836,586	1,463,305	7,110,434	12,112,895
Shares redeemed	(4,516,166)	(10,519,295)	(38,836,282)	(87,979,127)
Net increase (decrease)	1,601,687	(110,527)	$13,769,151	$(775,308)
Class K6
Shares sold	1,769,341	3,163,842	$15,267,959	$26,702,288
Reinvestment of distributions	338,424	631,597	2,894,636	5,251,921
Shares redeemed	(2,680,789)	(3,732,609)	(23,223,967)	(31,443,297)
Net increase (decrease)	(573,024)	62,830	$(5,061,372)	$510,912
Class I
Shares sold	944,718	2,506,316	$8,122,199	$21,120,247
Reinvestment of distributions	131,075	354,271	1,112,255	2,916,975
Shares redeemed	(1,317,068)	(6,150,817)	(11,316,689)	(51,394,364)
Net increase (decrease)	(241,275)	(3,290,230)	$(2,082,235)	$(27,357,142)
Class Z
Shares sold	288,570	654,545	$2,471,146	$5,481,728
Reinvestment of distributions	59,648	176,982	506,421	1,456,757
Shares redeemed	(790,124)	(3,203,677)	(6,777,551)	(26,663,207)
Net increase (decrease)	(441,906)	(2,372,150)	$(3,799,984)	$(19,724,722)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.814963.119
RRS-SANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025